COMMITMENTS - License Agreements (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 02, 2022	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Licensing revenue				$ 2,000
Kukbo Co. Ltd. | Subscription agreement
Disclosure of detailed information about intangible assets [line items]
Default amount	$ 5,000
Kukbo Co. Ltd. | Exclusive license agreement
Disclosure of detailed information about intangible assets [line items]
Upfront payments received			$ 1,500
Milestones to be paid			$ 5,600
Default amount	$ 1,500
Gaelan | Talicia
Disclosure of detailed information about intangible assets [line items]
Upfront payments received		$ 2,000
Licensing revenue				$ 2,000